DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Disclosure of detailed information about decommissioning, restoration and similar liabilities
The following table reconciles the beginning and ending carrying amounts of the Company's environmental rehabilitation provision. The majority of the expenditures are expected to take place over the next 100 years. Certain obligations related to post closure monitoring and maintenance at the Company's Chilean mines are expected to continue in perpetuity.

	2022	2021
Balance, beginning of year	$377.2	$392.7
Environmental rehabilitation provisions acquired during the year (Note 6)	0.6	3.0
Accretion expense included in finance costs	19.4	13.9
Revisions in estimates and obligations	(3.5)	6.0
Expenditures during the current year	(22.2)	(16.2)
Foreign exchange impact	(5.5)	(20.7)
Environmental rehabilitation provisions disposed of during the year	—	(1.5)
Balance, end of year	$366.0	$377.2
Current(i)	$30.9	$24.3
Non-current	335.1	352.9
	$366.0	$377.2
(i)The current portion of the environmental rehabilitation provision is included in the current portion of Other Provisions and Liabilities. Refer to Note 26.